INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7:-	INTANGIBLE ASSETS, NET

a.	Composition:

	December 31,
	2021	2020
Cost:

Know-how and patents	$3,397	$3,380
Technology	6,487	6,485
Customer relationships	1,093	1,092
Backlog	398	398

	11,375	11,355
Accumulated amortization:

Know-how and patents	3,372	3,362
Technology	4,490	3,772
Customer relationships	929	844
Backlog	398	398

	9,189	8,376

Intangible assets, net	$2,186	$2,979

b.	Amortization expenses related to intangible assets amounted to $973, $778 and $824 for the years ended December 31, 2021, 2020 and 2019, respectively.

c.	Estimated amortization of intangible assets for the years ended:

December 31,
2022	$919
2023	444
2024	297
2025	287
2026	239

$2,186